Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 06, 2023
Entity Registrant Name	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Entity Central Index Key	0000890064
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 06, 2023
Document Effective Date	Oct. 06, 2023
Prospectus Date	May 01, 2023